Stock Option Plan (Details Narrative 1) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Common stock options authorized	40,000,000		40,000,000		40,000,000
Weighted-average fair value per share of the granted options			$ 0.09	$ 0.14	$ 0.13	$ 0.11
Common stock available for issuance	21,162,500		21,162,500		22,398,500
Stock based compensation expense	$ 100,000	$ 128,000	$ 247,000	$ 427,000	$ 848
Unrecognized compensation expense related to unvested share-based compensation arrangements	$ 445,000		$ 445,000		$ 580
Weighted-average period recognized			3 years 0 months 26 days		2 years 0 months 26 days